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[GOODWIN PROCTER LLP LETTERHEAD]


                                              Edward A. King
                                              Goodwin Procter LLP
                                              Exchange Place
                                              BOSTON, MA 02109
                                              617 570-1346
                                              617 523-1231 fax
                                              eking@goodwinprocter.com

July 27, 2005

BY ELECTRONIC SUBMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Re:      iRobot Corporation
         Registration Statement on Form S-1

Ladies and Gentlemen:

         Submitted herewith for filing on behalf of iRobot Corporation (the "Company") is a Registration Statement on Form S-1 relating to the registration under the Securities Act of 1933, as amended (the "Securities Act") of shares of Common Stock of the Company.

         This filing is being effected by direct transmission to the Commission's EDGAR System. On July 26, 2005, in anticipation of this filing, the Company caused the filing fee of $13,536 to be wire transferred to the Commission's account at the Mellon Bank in Pittsburgh.

         The Registration Statement relates to the Company's initial public offering of securities. It is the intent of the Company and the managing underwriters of the proposed offering to have the Registration Statement declared effective as early as possible.

         Acceleration requests may be made orally, and the Company and the managing underwriters of the proposed offering have authorized us to represent on their behalf that they are aware of their obligations under the Securities Act with respect thereto.


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July 27, 2005
Page 2

         Please contact the undersigned or Mark T. Bettencourt at 617-570-1091 with any questions or comments you may have regarding this filing.

Very truly yours,





/s/ Edward A. King

Edward A. King